Share-based awards- Partner Capital Investment Plan (Details)	12 Months Ended
	Mar. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015 $ / shares shares	Mar. 31, 2015 CNY (¥)	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Share-based awards
Share-based compensation expense	¥ 15,995,000,000		¥ 16,082,000,000		¥ 13,028,000,000
Partner Capital Investment Plan | Subscription rights
Share-based awards
Agreed-upon exercise price | $ / shares		$ 23.00		$ 14.50		$ 14.50	$ 14.50
Subscription period		10 years		4 years		4 years	4 years
Restriction period for the transfer shares				8 years		8 years	8 years
Number of shares underlying | shares		18,000,000		18,000,000		18,000,000	18,000,000
Number of shares offered and subscribed | shares	16,500,000
Unamortized compensation costs	¥ 545,000,000
Weighted average period over which unamortized compensation costs expected be recognized	4 years 10 months 24 days
Share-based compensation expense	¥ 241,000,000		¥ 0		¥ 211,000,000
Subscription right fair value assumptions
Risk-free interest rate	1.86%				1.50%
Expected dividend yield	0.00%				0.00%
Expected life (years)	8 years 3 months				4 years
Expected volatility	39.00%				38.10%
Discount for post-vesting sale restrictions					35.00%